Net Income (loss) per Share - Antidilutive securities excluded (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	10,665,823	425,000
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	9,424,471	425,000
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	1,241,352